Non-Financial Assets	12 Months Ended
Dec. 31, 2022
Non-Financial Assets
Non-Financial Assets

19.Non-Financial Assets

Non-financial assets are as follows:

In € thousand	12/31/2023	12/31/2022
Advance payments	7,998	4,069
Prepaid expenses	1,771	9,418
Total non-current non-financial assets	9,769	13,487
Value added tax claims	6,072	1,696
Prepaid expenses	16,299	16,241
Miscellaneous other current non-financial assets	410	711
Total current non-financial assets	22,781	18,648
Total non-financial assets	32,550	32,135

Advance payments are payments made for the acquisition of fixed assets amounting to €7,998 thousand (2022: €4,069 thousand). Non-current prepaid expenses of €1,771 thousand (2022: €9,418) mainly consist of multi-year supplier contracts. Current prepaid expenses of €16,299 thousand (2022: €16,241 thousand) mainly relate to prepaid supply-chain development costs and prepaid software costs.